Judicial Deposits	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Judicial Deposits

12.     JUDICIAL DEPOSITS

Judicial Deposits are restricted assets of the Company related to amounts deposited and held by the courts until the litigation to which they are related is resolved.

The judicial deposits of the Company as of June 30, 2020 and December 31, 2019 are as follows:

	June 30, 2020	December 31, 2019
Unaccrued tax lawsuits (a)	296,529	203,403
Accrued tax lawsuits (b) (note 20 and 21)	249,576	116,415
Unaccrued civil lawsuits	6,570	2,541
Accrued civil lawsuits (note 21)	2,505	426
Unaccrued labor lawsuits	14,330	8,683
Accrued labor lawsuits (note 21)	30,830	5,787
Total judicial deposits	600,340	337,255

(a)     The proceedings related to these judicial deposits are mainly related to ICMS - ST, highlighted on note 20 (b) - contingent liability - possible risk of loss.

(b)     The lawsuits related to these judicial deposits are mainly related to the sum of amounts disclosed in note 21, item (b) and the amount accrued as explained in the note 20.

Changes in the balances of escrow deposits are as follows:

Balance at December 31, 2018	333,577
New deposits	1,367
Redemptions	(1,362)
Interests	7,447
Write-offs for expenses	(3,569)
Balance at June 30, 2019	337,460
Balance at December 31, 2019	337,255
Acquisition of subsidiary	283,885
New deposits	7,911
Redemptions	(21,186)
Interests	6,216
Payments	(10,070)
Write-offs for expenses	(3,671)
Balance at June 30, 2020	600,340

In addition to judicial deposits, the Company entered into guarantee contracts with insurance companies to cover the potential losses of certain lawsuits. Details of these guarantees contracts are included in note 32.